Risk Management - Summary of Information About Significant Unobservable Inputs Used for Assets at Fair Value Classified as Level 3 (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		¥ 3,397,014	¥ 2,954,779
Derivative financial instruments			1,877
Fair value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		1,180,357	988,614
Derivative financial instruments	[1]		1,877
Fair value [member] | Significant unobservable inputs level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		234,993	179,248
Derivative financial instruments			1,877
Fair value [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		¥ 26,265	34,388
Valuation techniques used in fair value measurement assets		Comparable companies approach
Inputs used in fair value measurement assets		Discounts for lack of marketability
Relationships between fair value assets and unobservable inputs		The fair value is inversely related to the discounts for lack of marketability
Fair value [member] | Significant unobservable inputs level 3 [member] | Net asset value [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		¥ 28,346	23,976
Valuation techniques used in fair value measurement assets		Net asset value method
Inputs used in fair value measurement assets		N/A
Relationships between fair value liabilities and unobservable inputs		N/A
Fair value [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		¥ 72,477	37,847
Valuation techniques used in fair value measurement assets		Discounted cash flow method
Inputs used in fair value measurement assets		Discount rate
Relationships between fair value assets and unobservable inputs		The fair value is inversely related to discount rate
Fair value [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		¥ 105,666	¥ 79,248
Valuation techniques used in fair value measurement assets		Discounted cash flow method
Inputs used in fair value measurement assets		Discount rate
Relationships between fair value assets and unobservable inputs		The fair value is inversely related to discount rate
Fair value [member] | Significant unobservable inputs level 3 [member] | Derivative financial liabilities [member] | Comparable companies approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques used in fair value measurement liabilities		Comparable companies approach
Inputs used in fair value measurement liabilities		Discounts for lack of marketability
Interest rates significant unobservable inputs liabilities		15.00%	11.00%
Relationships between fair value liabilities and unobservable inputs		The fair value is inversely related to the discounts for lack of marketability
Derivative financial instruments		¥ 428	¥ (1,877)
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets		11.00%	5.00%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets		3.80%	3.80%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets		3.02%	4.00%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets		35.00%	25.00%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets		6.38%	7.50%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets		6.22%	6.60%

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.